Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
LOSS PER SHARE
23.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the years ended December 31,
	2020	2021	2022
	$	$	$
Numerator:
Net loss from continuing operations	(36,089)	(55,210)	(28,945)
Less: Net loss attributable to noncontrolling interest from continuing operation	(1)	(54)	(190)
Net loss from continuing operations attributable to Borqs Technologies, Inc.	(36,088)	(55,156)	(28,755)
Accretion to redemption value of preferred shares for continuing operations	-	-	-

Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(36,088)	(55,156)	(28,755)

Net income (loss) from discontinued operations	1,302	(1,392)	(9,916)
Less: Net income (loss) attributable to noncontrolling interest from discontinued operation	716	(683)	(4,639)
Net income (loss) from discontinued operations attributable to Borqs Technologies, Inc.	586	(709)	(5,277)

Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(35,502)	(55,865)	(34,032)

Denominator:
Weighted-average number of ordinary shares—basic	2,782,188	7,370,719	22,951,092
Weighted-average number of ordinary shares—diluted	2,782,188	7,370,719	22,951,092

Weighted-average number of shares outstanding from discontinued operations—basic	2,782,188	7,370,719	22,951,092
Weighted-average number of shares outstanding from discontinued operations—diluted	2,782,188	7,370,719	22,951,092

Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(12.97)	(7.48)	(1.25)
Loss per share—Diluted:	(12.97)	(7.48)	(1.25)

Net earnings (loss) per share from discontinued operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	0.21	(0.10)	(0.23)
Earnings (loss) per share—Diluted:	0.21	(0.10)	(0.23)

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(12.76)	(7.58)	(1.48)
Loss per share—Diluted:	(12.76)	(7.58)	(1.48)

For the years ended December 31, 2020, 2021 and 2022, share options and warrants associated with private placements were anti-dilutive and excluded from the calculation of diluted net loss per share. See Note 20(c) for the 56,024,444 ordinary shares issued subsequently in February 2023.